HYDROLOGICAL RISK (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
HYDROLOGICAL RISK
TOTAL ASSETS	R$ 429,662	R$ 567,212
Total Current Assets	104,530	109,535
Total Noncurrent Assets	325,132	457,677
HPP Tucuru
HYDROLOGICAL RISK
TOTAL ASSETS	162,602	195,840
HPP Serra da Mesa
HYDROLOGICAL RISK
TOTAL ASSETS	119,530	154,449
HPP Mascarenhas de Moraes
HYDROLOGICAL RISK
TOTAL ASSETS	47,296	63,186
HPP Itumbiara
HYDROLOGICAL RISK
TOTAL ASSETS	17,873	42,680
HPP Simplcio
HYDROLOGICAL RISK
TOTAL ASSETS	30,206	42,289
HPP Batalha
HYDROLOGICAL RISK
TOTAL ASSETS	17,106	20,175
HPP Balbina
HYDROLOGICAL RISK
TOTAL ASSETS	7,490	13,262
HPP Maua
HYDROLOGICAL RISK
TOTAL ASSETS	12,709	13,839
HPP Manso
HYDROLOGICAL RISK
TOTAL ASSETS	4,979	10,743
HPP Passo Sao Joao
HYDROLOGICAL RISK
TOTAL ASSETS	5,024	5,471
HPP Sao Domingos
HYDROLOGICAL RISK
TOTAL ASSETS	R$ 4,846	R$ 5,277